ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH STOCK FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 14.3%
Hotels, Restaurants & Leisure 2.8%
Carnival	2,992,000	141,731
International Game Technology	1,915,000	67,446
Las Vegas Sands (1)	595,000	33,713
MGM Mirage (1)	1,171,000	50,458
Wynn Resorts (1)	1,409,000	108,282
		401,630
Household Durables 2.0%
Garmin	1,117,000	88,723
Harman International	893,000	99,239
Lennar, Class A	1,611,400	97,297
		285,259
Media 3.8%
Discovery Holding, Series A (1)	2,084,110	31,261
Grupo Televisa ADR	3,642,000	72,476
Liberty Media, Class A (1)	18,923,400	155,361
Time Warner	3,429,000	57,573
Univision Communications, Class A (1)	3,147,800	108,505
Viacom, Class B (1)	3,196,000	124,005
		549,181
Multiline Retail 2.2%
Kohl's (1)	3,908,000	207,163
Target	2,139,000	111,249
		318,412
Specialty Retail 2.7%
Best Buy	968,250	54,154
Home Depot	4,276,900	180,913
Inditex (EUR)	933,000	36,070
PETsMART	3,972,000	111,772
		382,909
Textiles, Apparel, & Luxury Goods 0.8%
Nike, Class B	1,341,000	114,119
		114,119
Total Consumer Discretionary		2,051,510
CONSUMER STAPLES 5.7%
Beverages 0.8%
PepsiCo	1,986,000	114,771
		114,771
Food & Staples Retailing 3.6%
Sysco	2,643,000	84,708
Wal-Mart	6,634,600	313,418
Wal-Mart de Mexico ADR	1,171,000	31,026
Walgreen	1,909,000	82,335
		511,487
Household Products 1.3%
Procter & Gamble	2,129,000	122,673
Reckitt Benckiser (GBP)	1,985,000	69,946
		192,619
Total Consumer Staples		818,877
ENERGY 5.5%
Energy Equipment & Services 2.6%
Baker Hughes	1,945,000	133,038
Schlumberger	1,940,000	245,546
		378,584
Oil, Gas & Consumable Fuels 2.9%
ExxonMobil	2,337,000	142,230
Murphy Oil	1,925,000	95,903
Total (EUR)	668,000	176,515
		414,648
Total Energy		793,232
FINANCIALS 18.7%
Capital Markets 8.1%
Charles Schwab	6,083,400	104,695
E*TRADE Financial (1)	2,908,000	78,458
Franklin Resources	640,000	60,314
Goldman Sachs	479,100	75,200
Legg Mason	700,000	87,731
Merrill Lynch	1,762,000	138,775
Northern Trust	2,223,000	116,707
State Street	2,508,000	151,558
TD Ameritrade Holding	1,849,000	38,589
UBS (CHF)	2,878,000	316,378
		1,168,405
Commercial Banks 1.8%
Anglo Irish Bank (EUR)	7,037,300	116,169
Erste Bank der Oesterreich Sparkasse (EUR)	1,226,000	72,412
UniCredito Italiano (EUR)	10,545,000	76,349
		264,930
Consumer Finance 3.0%
American Express	4,323,000	227,174
SLM Corporation	3,786,000	196,645
		423,819
Diversified Financial Services 1.7%
Citigroup	5,319,000	251,216
		251,216
Insurance 3.4%
American International Group	3,805,200	251,486
Hartford Financial Services	1,121,000	90,297
Marsh & McLennan	2,332,000	68,467
Prudential Financial	953,000	72,247
		482,497
Thrifts & Mortgage Finance 0.7%
Countrywide Credit	2,694,000	98,870
		98,870
Total Financials		2,689,737
HEALTH CARE 16.4%
Biotechnology 2.8%
Amgen (1)	2,998,000	218,105
Genentech (1)	1,097,400	92,741
Gilead Sciences (1)	1,527,400	95,035
		405,881
Health Care Equipment & Supplies 3.1%
Alcon	615,000	64,120
Medtronic	3,315,000	168,236
St. Jude Medical (1)	1,747,000	71,627
Stryker	1,049,000	46,513
Zimmer Holdings (1)	1,394,000	94,234
		444,730
Health Care Providers & Services 6.6%
Caremark RX (1)	4,442,000	218,457
Humana (1)	2,104,000	110,776
Quest Diagnostics	2,551,000	130,866
UnitedHealth Group	6,794,000	379,513
WellPoint (1)	1,419,000	109,873
		949,485
Pharmaceuticals 3.9%
Johnson & Johnson	1,308,500	77,489
Novartis (CHF)	3,211,000	178,711
Pfizer	3,345,300	83,365
Roche Holding (CHF)	710,000	105,793
Sepracor (1)	863,400	42,142
Wyeth	1,340,000	65,017
		552,517
Total Health Care		2,352,613
INDUSTRIALS & BUSINESS SERVICES 8.1%
Aerospace & Defense 0.5%
General Dynamics	1,191,000	76,200
		76,200
Airlines 0.7%
Southwest Airlines	5,354,000	96,319
		96,319
Commercial Services & Supplies 0.6%
Cendant	4,467,000	77,502
		77,502
Industrial Conglomerates 3.9%
GE	16,147,000	561,593
		561,593
Machinery 2.4%
Danaher	3,983,000	253,119
Deere	1,183,500	93,556
		346,675
Total Industrials & Business Services		1,158,289
INFORMATION TECHNOLOGY 23.3%
Communications Equipment 3.5%
Cisco Systems (1)	3,002,900	65,073
Corning (1)	5,022,000	135,142
Juniper Networks (1)	3,848,700	73,587
LM Ericsson (SEK)	11,542,000	43,979
Nokia (EUR)	6,252,000	129,615
QUALCOMM	1,212,600	61,370
		508,766
Computers & Peripherals 2.6%
Dell (1)	7,132,600	212,266
EMC (1)	11,676,000	159,144
		371,410
Internet Software & Services 2.7%
eBay (1)	1,637,000	63,941
Google, Class A (1)	414,500	161,655
Yahoo! (1)	4,903,900	158,200
		383,796
IT Services 3.8%
Accenture, Class A	7,324,000	220,233
Affiliated Computer Services, Class A (1)	840,400	50,138
Automatic Data Processing	3,717,000	169,792
First Data	1,949,000	91,252
Infosys Technologies (INR)	215,000	14,374
		545,789
Semiconductor & Semiconductor Equipment 5.5%
Analog Devices	3,523,000	134,896
Applied Materials	3,737,000	65,435
Intel	4,516,000	87,384
Marvell Technology Group (1)	2,347,000	126,973
Maxim Integrated Products	3,738,000	138,867
Samsung Electronics (KRW)	118,000	76,509
Texas Instruments	2,015,000	65,427
Xilinx	3,733,300	95,050
		790,541
Software 5.2%
Amdocs (1)	2,992,000	107,891
Intuit (1)	1,628,000	86,593
Microsoft	16,351,000	444,911
Oracle (1)	7,969,000	109,096
		748,491
Total Information Technology		3,348,793
MATERIALS 2.0%
Chemicals 0.7%
Monsanto	1,231,100	104,336
		104,336
Metals & Mining 1.3%
BHP Billiton (AUD)	9,215,000	184,845
		184,845
Total Materials		289,181
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 0.6%
Telus (CAD)	587,900	23,091
Telus (Non-voting shares)	1,776,000	68,731
		91,822
Wireless Telecommunication Services 2.8%
America Movil ADR, Series L	3,568,000	122,240
Bharti Televentures (INR) (1)	8,355,000	78,321
Crown Castle International (1)	4,243,000	120,289
Rogers Communications, Class B	2,005,000	76,491
		397,341
Total Telecommunication Services		489,163
Total Common Stocks (Cost $11,324,441)		13,991,395
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	481,110,919	481,111
Total Short-Term Investments (Cost $481,111)		481,111
Total Investments in Securities
100.7% of Net Assets (Cost $11,805,552)		$ 14,472,506

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $11,805,552,000. Net unrealized gain aggregated $2,666,848,000 at period-end, of which $2,755,388,000 related to appreciated investments and $88,540,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $5,919,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $481,111,000 and $450,829,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006